Share-based Compensation	9 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Compensation

18. SHARE-BASED COMPENSATION

In March 2023, awards for 1,197,100 shares of BK LC Manco GmbH & Co. KG, a German limited partnership holding certain ordinary shares in MidCo, were granted to selected senior executives of Birkenstock in five separate tranches each representing 20% of the shares. The vesting period was up to four years, with 20% of the awards vesting after each year of service provided and the last 20% vesting only with an occurrence of an exit. As of the grant date, the Company deemed it more likely than not that an exit event, which is defined as an initial public offering or sale, would occur more than 12 months after the grant. Therefore, for the first 20% tranche, the occurrence of an exit event was accounted for as a market condition and was included in the grant date fair value of the awards. For the remaining tranches, the occurrence of an exit event, was accounted for as a non-market vesting condition.

The weighted average fair value of the awards granted under the management investment plan ("MIP") was €57.57, which was estimated using a Discounted Cash Flow model and then a Black-Scholes option pricing model, weighted for the assigned probability of each exit event date scenario.

As the Company closed its IPO on October 13, 2023, the entire award vested during the reporting period. For the three and nine months ended June 30, 2024 and 2023, the Company recognized share-based compensation expenses related to the MIP in the following categories:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
Sales and marketing expenses	—	1,670	406	2,038
General administrative expenses	—	13,147	3,185	16,047
Total	—	14,817	3,591	18,085

The Company paid personal income taxes of €11.4 million ($12.6 million) in December 2023 for the fully vested MIP program on behalf of key management personnel. As of June 30, 2024, the Company has a non-interest-bearing receivable of this amount recorded in current "Trade and other receivables", because the key management personnel will subsequently reimburse the Company. The receivable has partially been paid back in July 2024 in the amount of €7.1 million ($7.6 million) and the residual amounted is expected to be paid back in full in September 2024.